Subsequent Events (Details) - Non adjusting Events [Member]	Mar. 14, 2023	Mar. 02, 2023 ₪ / shares shares	Mar. 02, 2023 $ / shares shares
Subsequent Events (Details) [Line Items]
Options execisable shares		150,000	150,000
Exercise price | (per share)		₪ 0.0495	$ 0.014
expire period	5 years